Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31, 2017	December 31, 2016
Purchased parts and materials	$36,054	$37,894
Work-in-process	2,409	3,794
Finished goods	11,587	11,095
Inventory on consignment	693	517
	$50,743	$53,300